Convertible Secured Promissory Notes Payable (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule of convertible secured promissory notes payable
	Secured Notes	Debt Discount	Net Total
Original Value - April 16, 2014	$4,575,000	$(3,236,000)	$1,339,000
Installation of payments	-	-	-
Amortization of debt discount	-	540,000	540,000
Ending balance - June 30, 2013	4,575,000	(2,696,000)	1,879,000

Less: Current Portion	(3,145,000)	2,407,000	(738,000)
Long Term Portion	$1,430,000	$(289,000)	$1,141,000

Summary of assumptions
2014
Annual dividend yield	—
Expected life (years)	1.5-5.0
Risk-free interest rate	0.08%-0.63%
Expected volatility	47.48%-52.22%

Summary of derivative liabilities
	Warrants Liability	Embedded Note Conversion Feature	Total
Original Value - April 16, 2014	$1,250,000	$828,000	$2,078,000
Adjustment to fair value	(26,000)	(104,000)	(130,000)
Ending balance - June 30, 2014	$1,224,000	$724,000	$1,948,000